Golden Large Cap Core Fund
Golden Large Cap Core Fund
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees Golden Large Cap Core Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of the amount of shares redeemed, if applicable)	none	none
Exchange Fee (as a percentage of the amount of shares redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Golden Large Cap Core Fund	Institutional Shares	Investor Shares
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	none	none
Total Annual Fund Operating Expenses	0.70%	0.95%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Golden Large Cap Core Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	72	224	390	871
Investor Shares	97	303	525	1,166

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with large market capitalizations (“80% Policy”), including companies that are listed both in the U.S. and a foreign jurisdiction (“dual-listed”). For these purposes, large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the companies in the S&P 500 Index or the Russell 1000 Index. As of September 30, 2011, the market capitalizations of the companies in the S&P 500 Index ranged from  $721 million to  $353.4 billion. As of September 30, 2011, the market capitalizations of the companies in the Russell 1000 Index ranged from  $383 million to  $353.4 billion.

The goal of the Fund is to construct an actively managed portfolio of large-cap companies that are undervalued and exhibit the likelihood of meeting or exceeding earnings expectations.

The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked undergo further qualitative analysis. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

Principal Investment Risks

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons that directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Large Capitalization Company Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. To the extent that the Fund invests in companies with market capitalizations at the lower range of those considered to be large-cap, the securities of such companies may be more volatile and may experience greater declines in response to selling pressure.

Dual-Listed Securities Risk. Dual-listed securities are subject to the same risks as domestic securities and to additional risks including international trade, currency, political and diplomatic risks.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year to year and how the average annual total returns of the Fund’s Institutional Share class for 1 year, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.Updated performance information is made available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free).

Performance information represents only past performance before and after taxes and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2011 was -11.93%.

During the periods shown in the chart, the highest quarterly return was 13.68% (for the quarter ended September 30, 2009), and the lowest quarterly return was -19.21% (for the quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns Golden Large Cap Core Fund	Label	1 Year	5 Year	Since Inception	Inception Date
Institutional Shares	Return Before Taxes	12.00%	1.38%	1.76%	Sep 13, 2005
After Taxes on Distributions Institutional Shares	Return After Taxes on Distributions	11.80%	1.23%	1.60%	Sep 13, 2005
After Taxes on Distributions and Sales Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.07%	1.17%	1.49%	Sep 13, 2005
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.53%	Sep 13, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Golden Small Cap Core Fund
Golden Small Cap Core Fund
Investment Objective
The Fund seeks to achieve maximum long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Golden Small Cap Core Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of the amount of shares redeemed, if applicable)	none	none
Exchange Fee (as a percentage of the amount of shares redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Golden Small Cap Core Fund	Institutional Shares	Investor Shares
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	none	none
Total Annual Fund Operating Expenses	1.10%	1.35%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Golden Small Cap Core Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	112	350	606	1,340
Investor Shares	137	428	739	1,624

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with small market capitalizations (“80% Policy”). For these purposes, small market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the Russell 2000 Index or the S&P SmallCap 600 Index. As of September 30, 2011, the market capitalizations of the companies in the Fund’s primary benchmark, the Russell 2000 Index, ranged from  $24 million to  $3.3 billion. As of September 30, 2011, the market capitalizations of the companies in the Fund’s secondary benchmark, the S&P SmallCap 600 Index, ranged from  $40 million to  $5.3 billion.

The goal of the Fund is to construct an actively managed portfolio of small-cap companies that are undervalued and exhibit the likelihood to meet or exceed earnings expectations.

The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked undergo further qualitative analysis. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors.

Principal Investment Risks

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons that directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Small Capitalization Companies Risk. Investing in smaller companies may entail more risk than investing in larger, more established companies. Securities of smaller companies may be less liquid and more difficult to value. In addition, they may be more volatile and the price of smaller companies may decline more in response to selling pressure.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year to year and how the average annual total returns of the Fund’sInstitutional Share class for 1 year, 5 years and since inception compare to the Russell 2000 Index, a broad-based measure of market performance. Updated performance information is made available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free) .

Performance information represents only past performance before and after taxes and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2011 was -14.46%.

During the period shown in the chart, the highest quarterly return was 17.48% (for the quarter ended September 30, 2009), and the lowest quarterly return was -26.58% (for the quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns Golden Small Cap Core Fund	Label	1 Year	5 Year	Since Inception	Inception Date
Institutional Shares	Return Before Taxes	22.72%	(0.92%)	0.37%	Sep 13, 2005
After Taxes on Distributions Institutional Shares	Return After Taxes on Distributions	22.72%	(0.97%)	0.32%	Sep 13, 2005
After Taxes on Distributions and Sales Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares	14.77%	(0.80%)	0.30%	Sep 13, 2005
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.86%	4.47%	4.30%	Sep 13, 2005
S&P SmallCap 600 Index	S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	26.31%	4.64%	4.44%	Sep 13, 2005

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to a tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Golden Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Golden Small Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with small market capitalizations (“80% Policy”). For these purposes, small market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the Russell 2000 Index or the S&P SmallCap 600 Index. As of September 30, 2011, the market capitalizations of the companies in the Fund’s primary benchmark, the Russell 2000 Index, ranged from  $24 million to  $3.3 billion. As of September 30, 2011, the market capitalizations of the companies in the Fund’s secondary benchmark, the S&P SmallCap 600 Index, ranged from  $40 million to  $5.3 billion.

The goal of the Fund is to construct an actively managed portfolio of small-cap companies that are undervalued and exhibit the likelihood to meet or exceed earnings expectations.

The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked undergo further qualitative analysis. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with small market capitalizations (“80% Policy”). For these purposes, small market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the Russell 2000 Index or the S&P SmallCap 600 Index. As of September 30, 2011, the market capitalizations of the companies in the Fund’s primary benchmark, the Russell 2000 Index, ranged from  $24 million to  $3.3 billion. As of September 30, 2011, the market capitalizations of the companies in the Fund’s secondary benchmark, the S&P SmallCap 600 Index, ranged from  $40 million to  $5.3 billion.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons that directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Small Capitalization Companies Risk. Investing in smaller companies may entail more risk than investing in larger, more established companies. Securities of smaller companies may be less liquid and more difficult to value. In addition, they may be more volatile and the price of smaller companies may decline more in response to selling pressure.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year to year and how the average annual total returns of the Fund’sInstitutional Share class for 1 year, 5 years and since inception compare to the Russell 2000 Index, a broad-based measure of market performance. Updated performance information is made available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free) .

Performance information represents only past performance before and after taxes and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year to year and how the average annual total returns of the Fund’s

Institutional Share class for 1 year, 5 years and since inception compare to the Russell 2000 Index, a broad-based measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 206-8610
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance before and after taxes and does not necessarily indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of September 30, 2011 was -14.46%.

During the period shown in the chart, the highest quarterly return was 17.48% (for the quarter ended September 30, 2009), and the lowest quarterly return was -26.58% (for the quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and the sale of Fund shares may exceed the return before taxes due to a tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Golden Small Cap Core Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount of shares redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of the amount of shares redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
2006	rr_AnnualReturn2006	10.77%
2007	rr_AnnualReturn2007	(3.21%)
2008	rr_AnnualReturn2008	(36.42%)
2009	rr_AnnualReturn2009	14.15%
2010	rr_AnnualReturn2010	22.72%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.72%
5 Year	rr_AverageAnnualReturnYear05	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005
Golden Small Cap Core Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Year	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005
Golden Small Cap Core Fund | S&P SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.31%
5 Year	rr_AverageAnnualReturnYear05	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005
Golden Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Golden Large Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with large market capitalizations (“80% Policy”), including companies that are listed both in the U.S. and a foreign jurisdiction (“dual-listed”). For these purposes, large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the companies in the S&P 500 Index or the Russell 1000 Index. As of September 30, 2011, the market capitalizations of the companies in the S&P 500 Index ranged from  $721 million to  $353.4 billion. As of September 30, 2011, the market capitalizations of the companies in the Russell 1000 Index ranged from  $383 million to  $353.4 billion.

The goal of the Fund is to construct an actively managed portfolio of large-cap companies that are undervalued and exhibit the likelihood of meeting or exceeding earnings expectations.

The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked undergo further qualitative analysis. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with large market capitalizations (“80% Policy”), including companies that are listed both in the U.S. and a foreign jurisdiction (“dual-listed”). For these purposes, large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the companies in the S&P 500 Index or the Russell 1000 Index. As of September 30, 2011, the market capitalizations of the companies in the S&P 500 Index ranged from  $721 million to  $353.4 billion. As of September 30, 2011, the market capitalizations of the companies in the Russell 1000 Index ranged from  $383 million to  $353.4 billion.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons that directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Large Capitalization Company Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. To the extent that the Fund invests in companies with market capitalizations at the lower range of those considered to be large-cap, the securities of such companies may be more volatile and may experience greater declines in response to selling pressure.

Dual-Listed Securities Risk. Dual-listed securities are subject to the same risks as domestic securities and to additional risks including international trade, currency, political and diplomatic risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year to year and how the average annual total returns of the Fund’s Institutional Share class for 1 year, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.Updated performance information is made available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free).

Performance information represents only past performance before and after taxes and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year to year and how the average annual total returns of the Fund’s Institutional Share class for 1 year, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 206-8610
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance before and after taxes and does not necessarily indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of September 30, 2011 was -11.93%.

During the periods shown in the chart, the highest quarterly return was 13.68% (for the quarter ended September 30, 2009), and the lowest quarterly return was -19.21% (for the quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.21%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Golden Large Cap Core Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount of shares redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of the amount of shares redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
2006	rr_AnnualReturn2006	12.89%
2007	rr_AnnualReturn2007	6.94%
2008	rr_AnnualReturn2008	(34.40%)
2009	rr_AnnualReturn2009	20.75%
2010	rr_AnnualReturn2010	12.00%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.00%
5 Year	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005
Golden Large Cap Core Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005